Organization and Operations	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1. ORGANIZATION AND OPERATIONS
Silicon Motion Technology Corporation (“SMTC”, collectively with its subsidiaries as the “Company”) is the global leader in supplying NAND flash controllers for solid state storage devices. The Company is a world leading supplier of SSD controllers for servers, PCs and other client devices and is a leading merchant supplier of eMMC and UFS embedded storage controllers used in smartphones, IoT devices and other applications. The Company also supplies customized high-performance and specialized industrial and automotive SSD solutions. Our customers include most of the NAND flash vendors, storage device module makers and leading OEMs. For further information on SMTC, visit us at www.siliconmotion.com.
Termination of the Merger Agreement with MaxLinear
On May 5, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MaxLinear, Inc., a Delaware Corporation (“MaxLinear”), and Shark Merger Sub, an exempted company with limited liability incorporated under the law of the Cayman Islands and a wholly owned subsidiary of MaxLinear, pursuant to which the Company agreed to be acquired by MaxLinear, with (a) holders of our ordinary shares to receive $23.385 in cash and 0.097 shares of MaxLinear common stock, par value $0.0001(“MaxLinear Common Stock”) for each share that they hold (other than certain customary excluded shares), and (b) ADS holders to receive $93.54 in cash and 0.388 shares of MaxLinear Common Stock for each ADS that they hold (other than ADSs representing certain customary excluded shares), in each case, with cash in lieu of any fractional shares of MaxLinear Common Stock (collectively, the “Transaction”). On August 31, 2022, shareholders at the Company’s Extraordinary General Meeting of Shareholders approved the Transaction.
On July 26, 2023, the Company and MaxLinear received antitrust approval from the State Administration for Market Regulation of the People’s Republic of China (“SAMR Approval”). Shortly after receiving SAMR Approval, the Company received notice from MaxLinear of its purported termination of the Merger Agreement. MaxLinear did not provide any factual basis for its purported termination, and the Company believes its actions constituted a willful and material breach of the Merger Agreement. The Company has filed a claim in the Singapore International Arbitration Centre (the “SIAC”), which is the venue for dispute resolution under the Merger Agreement, and is currently pursuing payment of the termination fee of $160 million, together with further substantial damages, interest and costs. Under the SIAC Arbitration Rules, all matters relating to the proceedings are confidential. See Note 16 for more information on legal matters related to the termination of the Merger Agreement.